Hartford Life Insurance Company Separate Account Three:

The Director M	File No. 333-119414
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
Director M Access	File No. 333-119419
The Director M Edge	File No. 333-119415
Director M Plus	File No. 333-119422
AmSouth Variable Annuity M Plus
The Director M Select Plus
The Director M Outlook	File No. 333-119417
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Three:

The Director M	File No. 333-119418
Wells Fargo Director M
Director M Access	File No. 333-119423
The Director M Edge	File No. 333-119420
Director M Plus	File No. 333-119416
The Director M Outlook	File No. 333-119421
Wells Fargo Director M Outlook

Supplement Dated June 6, 2007 to the Prospectus Dated May 1, 2007

SUPPLEMENT DATED JUNE 6, 2007 TO YOUR PROSPECTUS

The third paragraph under Section 7.d. in the sub-heading “How is the charge for this rider calculated?” is deleted and replaced with the following:

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75%.

In Appendix A, the columns headings under “Minimum Initial Premium” should be reversed.

Effective July 27, 2007, the following changes are made to your prospectus:

HARTFORD FOCUS HLS FUND:

Hartford Focus HLS Fund’s name will change to Hartford Fundamental Growth HLS Fund. As a result, all references in the prospectus to “Hartford Focus HLS Fund” are deleted and replaced with “Hartford Fundamental Growth HLS Fund.”

HARTFORD GLOBAL LEADERS HLS FUND:

Hartford Global Leaders HLS Fund’s name will change to Hartford Global Growth HLS Fund. As a result, all references in the prospectus to “Hartford Global Leaders HLS Fund” are deleted and replaced with “Hartford Global Growth HLS Fund.”

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND:

Hartford International Capital Appreciation HLS Fund’s name will change to Hartford International Growth HLS Fund. As a result, all references in the prospectus to “Hartford International Capital Appreciation HLS Fund” are deleted and replaced with “Hartford International Growth HLS Fund.”

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6113